OTHER EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
OTHER EVENTS	OTHER EVENTS
32.1 Cybersecurity Event

On March 28th, 2022, the Company detected an unauthorized access to certain source code and project-related documentation for certain clients, as well as certain data files. As soon as such access was detected, the Company activated its security protocols and began conducting an exhaustive investigation. While we do not anticipate a significant adverse economic impact resulting from the incident, as of the date of issuance of these consolidated financial statements, there is still some level of uncertainty.